PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2023
Property, Plant and Equipment
Subtotal	$ 31,562,404			$ 31,203,931
Less: accumulated depreciation	(22,801,330)			(22,060,348)
Property and equipment, net	8,761,074			9,143,583
Depreciation expense	514,083	$ 547,192	$ 478,819
Prepayments for property and equipment	641,014			634,442
Property received and accepted out of Prepayments	641,014			634,442
Property and Buildings
Property, Plant and Equipment
Subtotal	13,022,964			12,889,450
Machinery and equipment
Property, Plant and Equipment
Subtotal	18,053,537			17,833,560
Automobiles
Property, Plant and Equipment
Subtotal	288,707			285,747
Office and electric equipment
Property, Plant and Equipment
Subtotal	$ 197,196			$ 195,174